Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Amortized Cost [Member]
Liabilities:
Total liabilities	$ 269,027	$ 1,164
Gross Unrealized Gains [Member]
Liabilities:
Total liabilities
Gross Unrealized Losses [Member]
Liabilities:
Total liabilities
Fair Value [Member]
Liabilities:
Total liabilities	269,027	1,164
Derivative liability [Member] | Amortized Cost [Member] | Level 3 [Member]
Liabilities:
Total liabilities		1,164
Derivative liability [Member] | Gross Unrealized Gains [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Derivative liability [Member] | Gross Unrealized Losses [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Derivative liability [Member] | Fair Value [Member] | Level 3 [Member]
Liabilities:
Total liabilities		1,164
Derivative liability – Balance [Member] | Amortized Cost [Member]
Liabilities:
Derivative liability – Balance
Derivative liability – Balance [Member] | Fair Value [Member]
Liabilities:
Derivative liability – Balance
Earnout liability – Balance [Member] | Amortized Cost [Member]
Liabilities:
Earnout liability – Balance
Earnout liability – Balance [Member] | Fair Value [Member]
Liabilities:
Earnout liability – Balance
Warrant – Balance [Member] | Amortized Cost [Member]
Liabilities:
Warrant – Balance
Warrant – Balance [Member] | Fair Value [Member]
Liabilities:
Warrant – Balance
Earnout liability [Member] | Amortized Cost [Member] | Level 3 [Member]
Liabilities:
Total liabilities	100,007
Earnout liability [Member] | Gross Unrealized Gains [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Earnout liability [Member] | Gross Unrealized Losses [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Earnout liability [Member] | Fair Value [Member] | Level 3 [Member]
Liabilities:
Total liabilities	100,007
Warrant liability [Member] | Amortized Cost [Member] | Level 3 [Member]
Liabilities:
Total liabilities	53,715
Warrant liability [Member] | Gross Unrealized Gains [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Warrant liability [Member] | Gross Unrealized Losses [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Warrant liability [Member] | Fair Value [Member] | Level 3 [Member]
Liabilities:
Total liabilities	53,715
Common Stock warrant [Member] | Amortized Cost [Member] | Level 3 [Member]
Liabilities:
Total liabilities	91,600
Common Stock warrant [Member] | Gross Unrealized Gains [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Common Stock warrant [Member] | Gross Unrealized Losses [Member] | Level 3 [Member]
Liabilities:
Total liabilities
Common Stock warrant [Member] | Fair Value [Member] | Level 3 [Member]
Liabilities:
Total liabilities	91,600
Prefunded warrant [Member] | Amortized Cost [Member] | Level 1 [Member]
Liabilities:
Total liabilities	23,705
Prefunded warrant [Member] | Gross Unrealized Gains [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Prefunded warrant [Member] | Gross Unrealized Losses [Member] | Level 1 [Member]
Liabilities:
Total liabilities
Prefunded warrant [Member] | Fair Value [Member] | Level 1 [Member]
Liabilities:
Total liabilities	23,705
Money market funds [Member] | Amortized Cost [Member] | Level 1 [Member]
Assets:
Assets	117,876	15,709
Money market funds [Member] | Gross Unrealized Gains [Member] | Level 1 [Member]
Assets:
Assets
Money market funds [Member] | Gross Unrealized Losses [Member] | Level 1 [Member]
Assets:
Assets
Money market funds [Member] | Fair Value [Member] | Level 1 [Member]
Assets:
Assets	$ 117,876	$ 15,709